24. Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

24. Shareholders’ equity

a.    Capital stock

The capital is stated at the amount effectively raised from shareholders, net of the costs directly linked to the issuance process.

When a company within the Group purchases the Company’s shares, intending to hold them as treasury shares, the amount paid, including any directly attributable additional costs, is deducted from the Company’s shareholders’ equity until the shares are cancelled or reissued. When these shares are reissued subsequently, any amount received, net of additional costs directly attributable to the transaction, is included in shareholders’ equity. As at December 31, 2019, the Company held 210,527 treasury shares (784,317 for 2018) with a view to fulfilling the stock option plan (Note 25).

The Company is authorized to increase its capital upon a resolution by the Board of Directors, without amending the bylaws, up to the limit of 4,450,000,000 common shares.

The subscribed and paid up capital is represented as follows:

	2019	2018
Net value paid up	9,866,298	9,866,298

Value paid up	9,913,415	9,913,415
(-) Funding costs	(47,117)	(47,117)

Number of common shares	2,421,032,479	2,421,032,479

b.    Capital reserves

The use of capital reserves is in accordance with the provisions of Article 200 of Law No. 6.404/76, which refers to corporate entities. These reserves consist of:

	2019	2018

	410,650	412,091

Special goodwill reserve	380,560	380,560
Stock options	30,090	31,531

b.1 Special goodwill reserve

The special goodwill reserve arose from the following transactions:

(i)     Takeover of the former subsidiaries TIM Sul and TIM NE - acquisition of minority shares

In 2005, the Company acquired all the shares held by the minority shareholders of TIM Sul S.A. and TIM Nordeste Telecomunicações S.A. This acquisition took place by issuing new shares of TIM Participações S.A., converting those companies into full subsidiaries. At that time, this transaction was recorded at the book value of the shares, no goodwill being recorded arising from the difference between the market value and the shares negotiated.

When first adopting IFRS, the Company availed itself of the exemption that allows a subsidiary, when it adopts international accounting practices subsequent to its Parent Company having adopted IFRS, to consider the balances previously reported to the Parent Company for consolidation purposes. In the balance sheet of the transition to IFRS, the Company recorded the acquisition price based on the market value of the shares of TIM Participações S.A. at that time, recording goodwill amounting to R$157,556.

(ii) Acquisition of the shares of Holdco - purchase of TIM S.A (Intelig)

As at December 30, 2009, the Special General Meeting of TIM Participações approved the takeover of Holdco, a company that held 100% of the equity of TIM S.A, by TIM Participações. As a result of this transaction, the Company issued 127,288,023 shares.

Based on the former Brazilian accounting principles (“BR GAAP”), the acquisition was recorded at the net book value of the assets acquired on the base date of November 30, 2009.

When IFRS was first adopted, the acquisition was recorded on the base date of December 31, 2009, taking into account the market value of the common and preferred shares of TIM Participações as at December 30, 2009, amounting to R$739,729. The difference between this amount and the book value recorded under the former BR GAAP (R$516,725) created goodwill on capital reserves of R$223,004.

b.2 Stock options

The balances recorded in these items represent the expenses of the Company and its subsidiary for the share options granted to their employees (Note 25).

In the year ended December 31, 2019 and the year ended 2018, the Company sold 668,367 and 1,194,576 common shares, respectively, to the beneficiaries of the Stock Option Plan (Note 25). These shares were in the Company's treasury when the options were exercised at the average book value of R$10.86 and R$10.34, respectively. Additionally, through the Share Buyback Program launched in October 2017, the Company acquired 115,949 shares in 2019 (377,052 in 2018) at the price of R$15.22 and R$11.64, respectively, equivalent to R$ 3,204 in 2019 (R$ 4,389 in 2018). As a result, the net effect on the repurchase transaction of treasury shares was R$5,319 (R$7,964 in 2018).

c. Profit reserves

c.1 Legal reserve

This refers to 5% of the income for every year ended December 31, until the legal reserve equals 20% of the capital stock, excluding, as from 2018, the balance set aside for the tax incentive reserve. Also, the Company is authorized to cease setting up a legal reserve when, together with the capital reserves, it exceeds 30% of the capital stock.

This reserve can be used only for capital increases or the offsetting of accumulated losses.

c.2 Statutory reserve for expansion

This reserve is set up based on paragraph 2, Article 46 of the Company’s bylaws and is intended for the expansion of the corporate business.

The balance of profit that is not compulsorily allocated to other reserves and that is not allocated for the payment of dividends, is allocated to this reserve, which may not exceed 80% of the capital. Once this limit is reached, it is incumbent upon the shareholders’ meeting to decide on the balance, either distributing this to shareholders or increasing the capital.

In December 2019, the Reserve for Expansion reached the limit defined in the Company's bylaws. Therefore, the next meeting will propose a capital increase via capitalization of the expansion reserve in the amount of R$ 1,644,013. This increase may be made without the issuance of new shares in proportion to the rights of shareholders.

c.3 Tax benefit reserve

The subsidiary was granted tax benefits that provide for restrictions on the distribution of profits by this subsidiary. According to the legislation establishing these tax benefits, the amount of taxes waived as a result of exemptions and reductions in the tax charge may not be distributed to shareholders and must be registered as a tax incentive reserve for the legal entity. This reserve should only be used for offsetting the losses or capital increases. At December 31, 2019, the accumulated amount of benefits enjoyed by the subsidiary was R$ 1,612,019 (R$1,417,858 at December 31, 2018).

This tax benefit basically corresponds to a reduction in the IRPJ on income from exploration, recorded by the units entitled to this benefit. The subsidiary operates in the area of the former Superintendence for Development of the Amazon (“SUDENE/SUDAM”), and the tax benefit reports are granted by the state, for a period of ten years, subject to extension.

d.    Dividends

Dividends are calculated in accordance with the bylaws and Brazilian Corporate Legislation.

As stated in the most recent bylaws approved on April 14, 2016, the Company must distribute a mandatory dividend for each business year ended December 31, provided that funds are available for distribution, equivalent to 25% of the revised profit.

As provided for in the Company’s bylaws, dividends not claimed within three years will be reversed to the Company.

As at December 31, 2019, dividends and interest on equity were calculated as shown below:

	2019	2018

Net income for the year	3,622,127	2,545,101
(-) Tax incentives not to be distributed	(194,161)	(146,455)
(-) Legal reserve constitution	(171,398)	(119,932)
Revised profit	3,256,568	2,278,714

Minimum dividends calculated considering 25% of the revised profit	814,142	569,679

Breakdown of dividends payable and interest on equity:
Interest on shareholders’ equity	995,438	849,994
Total dividends and interest on shareholders’ equity distributed and proposed	995,438	849,994
IRRF on interest on shareholders’ equity	(149,316)	(125,757)
Total dividends and interest on shareholders’ equity, net	846,122	724,237

Dividends per share (amount in reais), net of IRRF	0.35	0.30

Interest on shareholders’ equity paid and/or payable is recorded against financial expenses which, for the purposes of presentation of the financial statements, are reclassified and disclosed in the allocation of net income for the year/period, in changes in shareholders’ equity. Interest on shareholders’ equity received and/or receivable is recorded against financial revenue, with an impact on the equity accounting income. For disclosure purposes, the impacts on income are eliminated, and a reduction is recorded in the investment balance. As of December 31, 2019, the amount provisioned was R$995,438, of which R$ 313,600 was paid over the year and the remaining balance is recorded in the Company's current liabilities and paid in January 2020.

Dividends not claimed – As provided for in the Brazilian Corporate Law, dividends and interest on shareholders’ equity that are declared but not claimed by shareholders for a period of three years are reversed to the shareholders’ equity according to the statute of limitations.

Regarding the statement of cash flow, interest on shareholders’ equity and dividends paid to shareholders were classified as “financing activities”.